Condensed Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Stock-based compensation	$ 1,493	$ 952	$ 36,159
Cost of revenue
Stock-based compensation	117	30	124
Research and development
Stock-based compensation	542	285	26,221
Sales, general and administrative
Stock-based compensation	$ 834	$ 637	$ 9,814